Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 20, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Oct. 20, 2016
Document Effective Date	Oct. 20, 2016
Prospectus Date	Oct. 20, 2016
Direxion Daily CSI China Internet Index Bull 2X Shares | Direxion Daily CSI China Internet Index Bull 2X Shares
Prospectus:
Trading Symbol	CWEB